TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2010	2009
Subscribers	$384,903	$323,135
Interconnect	120,948	108,376
Dealers	108,010	61,827
Roaming	224,687	159,119
Other	80,022	40,942
Allowance for doubtful accounts	(120,468)	(97,653)

Trade receivables, net	$798,102	$595,746

Schedule of changes in the allowance for doubtful accounts receivable

	2010	2009	2008
Balance, beginning of year	$97,653	$69,603	$70,373
Provision for doubtful accounts	123,352	105,260	97,460
Accounts receivable written off	(99,708)	(76,622)	(84,364)
Currency translation adjustment	(829)	(588)	(13,866)

Balance, end of year	$120,468	$97,653	$69,603